Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table presents information concerning the compensation of our CEO (our "principal executive officer" or"PEO") and other Named Executive Officers for the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(5) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(8) (in thousand, $)	Company- Selected Measure(9)
					Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(7) ($)
2025	16,808,937	38,639,508	5,517,325	13,381,140	99	248	(71,819)	See FN (9)
2024	10,292,799	9,039,765	3,666,858	2,828,584	47	201	(69,236)	None
2023	7,165,030	14,793,949	4,514,896	4,436,706	55	148	(61,256)	None
2022	3,808,122	3,756,514	2,886,987	665,379	34	95	(90,184)	None
2021	3,361,202	(10,664,266)	4,047,263	(4,973,525)	47	133	(64,203)	None

(1)
Amounts present total compensation reported for Mr. Ben Haim, who served as CEO for each year presented.
(2)
Compensation actually paid does not mean that the identified individual was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below, computed in accordance with Item 402(v) of Regulation S-K. The amounts include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year. Equity awards consist of share options, RSU awards and PSU awards. On each valuation date, the fair value of each share option is estimated using the Black-Scholes option pricing model, the fair value of each RSU award is based on the fair value of the underlying ordinary shares, and the fair value of each PSU award is based on the fair value of the underlying ordinary shares because the performance condition was satisfied on the measurement date.
(3)
The following table presents adjustments to Mr. Ben Haim’s total compensation for each year to determine the compensation actually paid to him:

	2025	2024	2023	2022	2021
SUMMARY COMPENSATION TABLE TOTAL FOR PEO	16,808,937	$10,292,799	$7,165,030	$3,808,122	$3,361,202
Equity Award Adjustments:
Less: Reported grant date fair value of equity awards	(15,200,831)	(9,099,840)	(6,638,140)	(3,051,728)	(2,598,710)
Add: Vesting date fair value of equity awards granted and vested in the year	—	—	—	—	—
Add: Year-end fair value of outstanding and unvested equity awards granted in the year	21,820,026	9,250,827	12,085,536	3,677,591	2,242,350
Add: Change in fair value between the end of the prior year and the vesting date of equity awards granted in prior years that vested in the year	4,359,508	59,384	374,513	(282,516)	(13,669,108)
Add: Change in fair value between the end of the prior year and the end of the year of outstanding and unvested equity awards granted in prior years	10,851,868	(1,463,405)	1,807,010	(394,955)	—
COMPENSATION ACTUALLY PAID TO PEO	38,639,508	$9,039,765	$14,793,949	$3,756,514	$(10,664,266)

(4)
Amounts reported present the average of total compensation reported for our Named Executive Officers other than Mr. Ben Haim, which included Ms. Notman, Mr. Landman and Mr. Grabscheid for 2025 and 2024, and Ms. Notman, Jacob Shulman (our former CFO) and Mr. Landman for 2023, 2022, and 2021.
(5)
The following presents adjustments to the average total compensation to our non-PEO Named Executive Officers for each year to determine the average compensation actually paid to them:

	2025	2024	2023	2022	2021
SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO	5,517,325	$3,666,858	$4,514,896	$2,886,987	$4,047,263
Equity Award Adjustments:
Less: Reported grant date fair value of equity awards	(4,492,399)	(2,898,652)	(3,666,662)	(2,232,007)	(3,349,931)
Add: Vesting date fair value of equity awards granted and vested in the year	—	—	—	—	—
Add: Year-end fair value of outstanding and unvested equity awards granted in the year	7,637,005	2,709,592	3,388,561	1,961,386	1,963,566
Add: Change in fair value between the end of the prior year and the vesting date of equity awards granted in prior years that vested in the year	1,469,348	(146,835)	243,329	(809,996)	(1,836,322)
Add: Change in fair value between the end of the prior year and the end of the year of outstanding and unvested equity awards granted in prior years	3,249,861	(502,380)	835,263	(1,140,991)	(5,798,101)
Less: Fair value at end of prior year of awards granted in prior years that were forfeited during year	—	—	(790,520)	—	—
Less: Incremental fair value of awards modified during year	—	—	(88,161)	—	—
COMPENSATION ACTUALLY PAID TO NON-PEO	$13,381,140	$2,828,584	$4,436,706	$665,379	$(4,973,525)

(6)
Presents the cumulative total shareholder return (“TSR”), assuming that a $100 investment was made on December 31, 2020.
(7)
Presents the TSR of S&P Information Technology Index assuming that a $100 investment was made on December 31, 2020 and dividends have been reinvested. S&P Information Technology Index is a peer group presented in accordance with Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.
(8)
The dollar amounts reported are our net loss reflected in our audited financial statements.
(9)
We did not use a financial performance measure as defined in the Section 402(v) rules, other than our ordinary share price, to link the compensation actually paid to our CEO or other named executive officers for years 2021-2024, We used operating margin and NNARR as noted in the tabular list below to link compensation actually paid to performance.

Company Selected Measure Name	ordinary share price
Named Executive Officers, Footnote
(1)
Amounts present total compensation reported for Mr. Ben Haim, who served as CEO for each year presented.
(4)
Amounts reported present the average of total compensation reported for our Named Executive Officers other than Mr. Ben Haim, which included Ms. Notman, Mr. Landman and Mr. Grabscheid for 2025 and 2024, and Ms. Notman, Jacob Shulman (our former CFO) and Mr. Landman for 2023, 2022, and 2021.

Peer Group Issuers, Footnote
(7)
Presents the TSR of S&P Information Technology Index assuming that a $100 investment was made on December 31, 2020 and dividends have been reinvested. S&P Information Technology Index is a peer group presented in accordance with Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 16,808,937	$ 10,292,799	$ 7,165,030	$ 3,808,122	$ 3,361,202
PEO Actually Paid Compensation Amount	$ 38,639,508	9,039,765	14,793,949	3,756,514	(10,664,266)
Adjustment To PEO Compensation, Footnote
(3)
The following table presents adjustments to Mr. Ben Haim’s total compensation for each year to determine the compensation actually paid to him:

	2025	2024	2023	2022	2021
SUMMARY COMPENSATION TABLE TOTAL FOR PEO	16,808,937	$10,292,799	$7,165,030	$3,808,122	$3,361,202
Equity Award Adjustments:
Less: Reported grant date fair value of equity awards	(15,200,831)	(9,099,840)	(6,638,140)	(3,051,728)	(2,598,710)
Add: Vesting date fair value of equity awards granted and vested in the year	—	—	—	—	—
Add: Year-end fair value of outstanding and unvested equity awards granted in the year	21,820,026	9,250,827	12,085,536	3,677,591	2,242,350
Add: Change in fair value between the end of the prior year and the vesting date of equity awards granted in prior years that vested in the year	4,359,508	59,384	374,513	(282,516)	(13,669,108)
Add: Change in fair value between the end of the prior year and the end of the year of outstanding and unvested equity awards granted in prior years	10,851,868	(1,463,405)	1,807,010	(394,955)	—
COMPENSATION ACTUALLY PAID TO PEO	38,639,508	$9,039,765	$14,793,949	$3,756,514	$(10,664,266)

Non-PEO NEO Average Total Compensation Amount	$ 5,517,325	3,666,858	4,514,896	2,886,987	4,047,263
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,381,140	2,828,584	4,436,706	665,379	(4,973,525)
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following presents adjustments to the average total compensation to our non-PEO Named Executive Officers for each year to determine the average compensation actually paid to them:

	2025	2024	2023	2022	2021
SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO	5,517,325	$3,666,858	$4,514,896	$2,886,987	$4,047,263
Equity Award Adjustments:
Less: Reported grant date fair value of equity awards	(4,492,399)	(2,898,652)	(3,666,662)	(2,232,007)	(3,349,931)
Add: Vesting date fair value of equity awards granted and vested in the year	—	—	—	—	—
Add: Year-end fair value of outstanding and unvested equity awards granted in the year	7,637,005	2,709,592	3,388,561	1,961,386	1,963,566
Add: Change in fair value between the end of the prior year and the vesting date of equity awards granted in prior years that vested in the year	1,469,348	(146,835)	243,329	(809,996)	(1,836,322)
Add: Change in fair value between the end of the prior year and the end of the year of outstanding and unvested equity awards granted in prior years	3,249,861	(502,380)	835,263	(1,140,991)	(5,798,101)
Less: Fair value at end of prior year of awards granted in prior years that were forfeited during year	—	—	(790,520)	—	—
Less: Incremental fair value of awards modified during year	—	—	(88,161)	—	—
COMPENSATION ACTUALLY PAID TO NON-PEO	$13,381,140	$2,828,584	$4,436,706	$665,379	$(4,973,525)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. TSR

As reflected in the following graph, the compensation actually paid (the “CAP”) to our CEO and other Named Executive Officers correlated to our TSR because equity awards constituted a significant part of the compensation for our Named Executive Officers. Equity awards strongly align our Named Executive Officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue their service for the long-term. This chart reflects our cumulative TSR, assuming that a $100 investment was made on December 31, 2020.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net loss

Since our IPO, we have continued to invest in our business and incurred losses for the years presented. Historically, we have not looked to net income or loss as a performance measure for our Named Executive Officers. As discussed under Compensation Discussion and Analysis above, the NNARR goal is utilized to determine part of our executives’ cash bonus.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid vs. TSR

As reflected in the following graph, the compensation actually paid (the “CAP”) to our CEO and other Named Executive Officers correlated to our TSR because equity awards constituted a significant part of the compensation for our Named Executive Officers. Equity awards strongly align our Named Executive Officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue their service for the long-term. This chart reflects our cumulative TSR, assuming that a $100 investment was made on December 31, 2020.

Tabular List, Table

Tabular List of Performance Measures

Our ordinary share price was the only financial performance measure used to link compensation actually paid to performance in years 2021 through 2024. Additionally, we used the operating metric net new annual recurring revenue ("NNARR") to link compensation actually paid to performance.

In 2025, we used our ordinary share price, NNARR, and operating margin to link compensation actually paid to performance.

Total Shareholder Return Amount	$ 99	47	55	34	47
Peer Group Total Shareholder Return Amount	248	201	148	95	133
Net Income (Loss)	$ (71,819,000)	$ (69,236,000)	$ (61,256,000)	$ (90,184,000)	$ (64,203,000)
Company Selected Measure Amount
PEO Name	Ben Haim
Additional 402(v) Disclosure	(8) The dollar amounts reported are our net loss reflected in our audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Our ordinary share price was the only financial performance measure used to link compensation actually paid to performance in years 2021 through 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Additionally, we used the operating metric net new annual recurring revenue ("NNARR") to link compensation actually paid to performance.
Measure:: 3
Pay vs Performance Disclosure
Name	In 2025, we used our ordinary share price, NNARR, and operating margin to link compensation actually paid to performance.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,200,831)	$ (9,099,840)	$ (6,638,140)	$ (3,051,728)	$ (2,598,710)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,820,026	9,250,827	12,085,536	3,677,591	2,242,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,851,868	(1,463,405)	1,807,010	(394,955)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,359,508	59,384	374,513	(282,516)	(13,669,108)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,492,399)	(2,898,652)	(3,666,662)	(2,232,007)	(3,349,931)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,637,005	2,709,592	3,388,561	1,961,386	1,963,566
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,249,861	(502,380)	835,263	(1,140,991)	(5,798,101)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,469,348	(146,835)	243,329	(809,996)	(1,836,322)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(790,520)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (88,161)	$ 0	$ 0